UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22669

AmericaFirst Quantitative Funds

 (Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215, Roseville, CA 95678

 (Address of principal executive offices)             (Zip code)

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  916-757-6862

Date of fiscal year end:   June 30

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	AmericaFirst Defensive Growth Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 99.45%

Agriculture Production - Livestock & Animal Specialties - 2.28%
5,226	Cal-Maine Foods, Inc.	$ 252,416

Aircraft 'Schedule - 2.51%
748	Boeing Company	278,181

Aircraft Engines & Engine Parts - 2.58%
3,085	Helco Corp.	285,702

Aircraft Part & Auxiliary Equipment, Nec - 2.21%
657	TransDigm Group, Inc. *	244,601

Beverages - 4.32%
4,945	Brown-Forman Corporation	251,206
1,598	Diageo Plc.	226,389
		477,595
Biological Products (No Diagnostic Substances) - 2.37%
1,266	Amgen, Inc.	262,429

Botled & Canned Soft Drinks Carbonated Waters - 2.12%
14,500	Cott Corporation	234,175

Electric & Other Services Combined - 4.39%
3,954	Ameren Corp.	249,972
3,099	Consolidated Edison, Inc.	236,113
		486,085
Electric Services - 2.29%
8,662	PPL Corporation	253,450

Electromedical & Electrotherapeutic Apparatus - 2.57%
2,297	LivaNova Plc. *	284,759

Food & Kindred Products - 6.92%
14,689	Conagra Brands, Inc.	498,985
4,120	Pinnacle Foods, Inc.	267,017
		766,002
Gas & Other Services Combined - 2.30%
4,580	Ugi Corporation	254,098

Guided Missiles & Space Vehicles & Parts - 2.34%
749	Lockheed Martin Corporation	259,124

Hospital & Medical Service Plans - 5.17%
1,780	Centene Corporation *	257,709
1,509	Cigna Corporation *	314,249
		571,958
In Vitro & In Vitro Diagnostics Substances - 4.26%
981	IDEXX Laboratories, Inc. *	244,916
3,480	Quidel Corp. *	226,792
		471,708
Laboratory Analytical Instruments - 2.62%
8,669	Bruker Corporation A	289,978

Miscellaneous Food Preparations & Kindred Products - 2.89%
1,442	Madifast, Inc.	319,475

Natural Gas Transmission - 2.02%
4,321	National Grid Plc. *	224,087

Ophthalmic Goods - 2.41%
963	Cooper Companies, Inc.	266,895

Perfumes, Cosmetics & Other Toilet Peparations - 2.39%
5,725	Edgewell Personal Care Company *	264,667

Pharmaceutical Peparations - 17.07%
1,401	Allegran Plc.	266,862
2,726	Eli Lilly and Company	292,527
1,374	Jazz Pharmaceuticals Plc. *	231,011
1,044	Ligand Pharmaceuticals Plc. *	286,568
3,862	Merck & Company, Inc.	273,970
6,335	Pfizer, Inc.	279,183
1,346	Vertex Pharmaceuticals, Inc. *	259,428
		1,889,549
Private Placement - 3.19%
271,517	Moneta Ventures Fund II *	353,206

Retail-Grocery Stores - 2.52%
9,590	The Kroger Co.	279,165

Search, Detection, Navigation, Guidance, Aeroneutical System - 4.36%
744	Northrop Grumman Corporation	236,123
1,192	Raytheon Company	246,339
		482,462
Services - Commercial Physical & Biological Research - 2.16%
3,453	Incyte Corporation *	238,533

Services - Speciaty Outpatient Facilities, NEC - 2.79%
4,788	BioTelemetry, Inc. *	308,587

Surgical & Medical Instruments & Apparatus - 2.28%
2,184	ResMed, Inc.	251,903

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 1.88%
2,638	MGP Ingredients, Inc.	208,349

Wholesale-Groceries & Related Products - 2.24%
3,390	Sysco Corp.	248,318

TOTAL COMMON STOCK (Cost $10,247,777) - 99.45%		$ 11,007,457

CORPORATE BONDS - 5.65%

Hospitals - 2.57%
2,765	LHC Group, Inc. *	284,767

Services - Equipment Rental & Leasing - 3.08%
2,214	Icon Plc. *	340,403

TOTAL CORPORATE BONDS (Cost $511,184) - 5.65%		$ 625,170

MONEY MARKET FUND - 3.42%
47,406	Federated Institutional Prime Obligations Fund Pledge Account Institutional Shares	47,421
331,296	Federated Institutional Prime Obligations Fund - Institutional Class 2.14% **	331,395

TOTAL MONEY MARKET FUND (Cost $378,812) - 3.42%		$ 378,816

TOTAL INVESTMENTS (Cost $11,137,773) *** - 108.53%		$ 12,011,443

OTHER ASSETS LESS LIABILITIES - -8.53%		(943,651)

NET ASSETS - 100.00%		$ 11,067,792

* Represents non-income producing security during the period.
** All or a portion is held as collateral at September 30, 2018. Segregated securities can be used as collateral for future securities sold short transactions.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,137,773 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $1,101,243
Gross Unrealized Depreciation (227,572)
Net Unrealized Appreciation $873,671
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Defensive Growth Fund

1. SECURITY TRANSACTIONS

At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,137,773 amounted to $873,671, which consisted of aggregate gross unrealized appreciation of $1,101,243 and aggregate gross unrealized depreciation of $227,572.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$11,007,457	$0	$0	$11,007,457
Corporate Bonds		$0	$625,170	$0	$625,170
Money Market Funds		$378,816	$0	$0	$378,816
Investments at Market		$11,386,273	$625,170	$0	$12,011,443

	AmericaFirst Large Cap Share Buyback Fund
	Schedule of Investments
	September 30, 2018

Shares		Value

COMMON STOCK - 92.56%

Air Transportation - 3.91%
3,191	United Continental Holdings, Inc. *	$ 284,191

Computer Communications Equipment - 3.95%
5,894	Cisco Systems, Inc.	286,743
1,484	F5 Networks, Inc. *	295,939
		582,682
Computer Storage Devices - 3.85%
3,258	NetApp, Inc.	279,830

Electronic Computers - 3.85%
1,239	Apple, Inc.	279,692

Fire, Marine & Casualty Insurance - 3.88%
5,604	Loews Corp.	281,489

Food & Kindred Products - 3.59%
7,685	Conagra Brands, Inc.	261,060

Hospital & Medical Service Plans - 3.92%
840	Humana, Inc.	284,357

Ntional Commercial Banks - 3.65%
14,461	Regions Financial Corporation	265,359

Natural Gas Transmission - 3.83%
5,364	National Grid Plc. *	278,177

Petroleum Refining - 3.68%
2,371	Phillips 66	267,259

Railroads, Line-Haul Operating - 8.02%
3,788	CSX Corp.	280,501
1,856	Union Pacific Corp.	302,213
		582,714
Retail-Eating Places - 8.07%
1,749	McDonalds Corp.	292,590
3,226	Yum! Brands, Inc.	293,276
		585,866
Retail-Radio TV & Consumer Electronics Stores - 3.83%
3,504	Best Buy Co, Inc.	278,077

Savings Institution, Federally Chartered - 3.47%
4,811	E*Trade Financial, Corp. *	252,048

Services-Computer Programming Services - 3.81%
27,229	Infosys Ltd.	276,919

Services-General Medical & Surgical Hospitals - 3.97%
2,071	HCA Holdings, Inc	288,117

Services-Prepackaged Software - 3.92%
2,420	Check Point Software Technologies Ltd. *	284,761

Ship & Boat Building & Repairing - 4.08%
1,157	Huntington Ingalls Industries, Inc.	296,285

State Commercial Banks - 3.60%
1,587	M&T Bank Corporation	261,125

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.74%
4,976	Herbalife Nutrition Ltd. *	271,441

Wholesale-Groceries & Related Products - 3.87%
953	Domino's Pizza, Inc.	280,944

TOTAL COMMON STOCK (Cost $6,481,674) - 92.56%		$ 6,722,393

REAL ESTATE INVESTMENT TRUST - 3.99%
1,803	SBA Communications Corp. Class A *	289,616
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $288,553) - 3.99%		289,616

MONEY MARKET FUND - 2.76%
200,294	Federated Institutional Prime Obligations Fund - Institutional Class 2.14% **	200,354
TOTAL MONEY MARKET FUND (Cost $200,354) - 2.76%		200,354

TOTAL INVESTMENTS (Cost $6,970,580) *** - 99.30%		$ 7,212,363

LIABILITIES IN EXCESS OF OTHER ASSETS (0.70%)		50,760

NET ASSETS - 100.00%		$ 7,263,123

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at September 30, 2018.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,970,580 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $367,647
Gross Unrealized Depreciation ($125,865)
Net Unrealized Appreciation $241,782
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Large Cap Share Buyback Fund

1. SECURITY TRANSACTIONS

At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,970,580 amounted to $241,782, which consisted of aggregate gross unrealized appreciation of $367,747 and aggregate gross unrealized depreciation of $125,865.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$6,722,393	$0	$0	$6,722,393
Real Estate Investment Funds		$289,616	$0	$0	$289,616
Money Market Funds		$200,354	$0	$0	$200,354
Investments at Market		$7,212,363	$0	$0	$7,212,363

	AmericaFirst Quantitative Strategies Fund
	Schedule of Investments
	September 30, 2018

Shares		Value

COMMON STOCK - 83.17%

Accident & Health Insurance - 0.70%
1,346	Aflac Incorporated	$ 63,356

Agriculture Chemicals - 0.70%
802	Scotts Miracle-Gro Co.	63,141

Agriculture Production - Livestock & Animal Specialties - 0.75%
1,415	Cal-Maine Foods, Inc.	68,345

Air Transportation, Scheduled - 2.33%
80,929	American Airlines Group, Inc. *	80,929
3,555	International Consolidated Air *	61,146
769	United Continental Holdings, Inc. *	68,487
		210,562
Arrangement of Transportation of Freight & Cargo - 0.66%
811	Expeditors International of Washington, Inc. *	59,633

Auto Controls for Regulating Residential & Commercial Environment - .73%
645	Ingersoll-Rand Plc.	65,984

Biological Products - 0.73%
317	Amgen, Inc.	65,711

Chemicals & Allied Products - 0.66%
2,680	Basf Se Adr *	59,523

Cigarettes - 1.24%
1,054	Altria Group, Inc.	63,567
3,520	Vector Group Ltd.	48,500
		112,067
Cogeneration Services & Small Power Producers - 0.71%
4,603	The AES Corporation	64,442

Computer & Office Equipment - 0.76%
2,663	HP, Inc.	68,626

Computer Communication Equipment- 0.79%
1,462	Cisco Systems, Inc.	71,126

Computer Storage Devices- 0.60%
1,157	Seagate Technology Plc.	54,784

Crude Petroleum & Natural Gas - 2.24%
391	CNOOC Ltd.	77,238
756	Occidental Petroleum Corporation	62,121
980	Total SA	63,102
		202,461
Electric & Other Services Combined - 2.10%
1,472	Exelon Corporation	64,268
1,058	NorthWestern Corp.	62,062
1,217	Public Service Enterprise Group	64,245
		190,575
Electric Services - 2.17%
745	Entergy Corporation	60,442
1,717	FirstEnergy Corp.	63,821
1,929	Nrg Energy, Inc.	72,144
		196,407
Electromedical & Electrotherapeutic Apparatus - 0.75%
693	MedtronicPlc.	68,170

Electronic Computers - 0.75%
301	Apple, Inc.	67,948

Finance Lessors - 0.69%
2,365	Ally Financial, Inc.	62,554

Finance Services - .72%
2,097	Synchrony Financial	65,175

Fire, Marine & Casualty Insurance - 2.12%
1,126	AXIS Capital Holdings Limited *	64,981
282	Everest Re Group Ltd.	64,429
67	White Mountains Insurance Group *	62,703
		192,113
Food & Kindred Products - 1.90%
1,669	Conagra Brands, Inc.	56,696
3,940	Danone S.A. ADR *	60,932
2,915	Flowers Foods, Inc.	54,394
		172,022
Grain Mill Products - 1.37%
1,334	General Mills, Inc.	57,255
637	Ingredion, Inc.	66,860
		124,115
Heavy Construction Other Than Building Construction - Contractors - .78%
924	Jacobs Engineering Group, Inc.	70,686

Hospital & Medical Service Plans - .73%
194	Humana, Inc.	65,673

Hotels & Motels - 2.63%
909	Las Vegas Sands Corp.	53,931
1,913	Park Hotels & Resorts, Inc.	62,785
3,737	Sunstone Hotel Investors, Inc.	61,137
2,546	Xenia Hotels & Resorts, Inc	60,340
		238,193
Industrial Organic Chemicals - 0.63%
556	LyondellBasell Industries	56,996

Life Insurance - .69%
9,770	Aegon N.V.	62,821
1,320	Tokio Marine Holdings, Inc. ADR	65,069
		127,890
Malt Beverages - .74%
232	Boston Beer Company, Inc. *	66,700
898	Molson Coors Brewing Company Class B	55,227
		121,927
Metal Mining - 0.61%
3,988	Freeport-Mcmoran, Inc.	55,513

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.67%
2,965	CAE, Inc.	60,249

Motor Vehicles & PassangerCar Bodies - 1.32%
6,214	Ford Motor Co.	57,480
2,051	Honda Motor Co.	61,694
		119,174
National Commercial Banks - 2.60%
535	JP Morgan Chase & Co.	60,369
2,920	KeyCorp.	58,079
3,255	Regions Financial Corporation	59,729
859	SunTrust Banks, Inc.	57,373
		235,550
Natural Gas Transmission - 1.28%
1,179	National Grid Plc. *	61,143
2,017	Williams Companies, Inc.	54,842
		115,985
Oil Royalty Traders - 0.73%
77	Texas Pacific Land Trust *	66,417

Operative Builders - 0.66%
1,415	DR Horton, Inc.	59,685

Papers & Allied Products - 0.79%
3,735	Stora Enso Corp. *	71,208

Personal Credit Institutions - 1.39%
862	Discover Financial Services	65,900
1,042	Nelnet, Inc.	59,571
		125,471
Petroleum Refining - 3.61%
1,416	BP Plc	65,278
873	Conoco Phillips	67,570
1,738	CVR Energy, Inc.	69,902
778	Exxon Mobil Corporation	66,145
512	Phillips 66	57,713
		326,608
Pharmaceutical Preparations - 2.97%
650	Abbvie, Inc.	61,477
2,767	Bausch Health Companies, Inc. *	71,029
628	Eli Lilly and Company	67,391
1,566	Pfizer, Inc.	69,013
		268,910
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.39%
614	Eastman Chemical Co.	58,772
852	Trinseo S.A.	66,711
		125,483
Poultry Slaughtering & Processing - 2.11%
3,491	Pilgrims Pride, Corp. *	63,152
617	Sanderson Farms, Inc.	63,779
1,085	Tyson Foods, Inc.	64,590
		191,521
Radio & TV Broadcasting & Communictions Equipment - 1.58%
960	Qualcomm Incorporated	69,149
745	Ubiquiti Networks, Inc.	73,650
		142,799
Railroads, Line-Haul Operating - 0.75%
417	Union Pacific Corporation	67,900

Retail-Drug Stores & ProprietaryStores - 0.84%
799	Express Scripts Holding Co. *	75,913

Retail-Eating & Drinking Places - 0.72%
889	Dunkin' Brands Group, Inc.	65,537

Retail-Eating Places - 1.41%
731	Jack in the Box, Inc.	61,280
398	McDonald's Corporation	66,581
		127,861
Retail-Family Clothing Stores - 1.40%
637	The TJX Companies, Inc.	71,357
1,362	Urban Outfitters, Inc. *	55,706
		127,063
Retail-Jewelers Stores - 0.77%
1,057	Signet Jewelers Ltd.	69,688

Retail-Radio TV & Consumer Electronics Stores - 0.71%
814	Best Buy Co, Inc.	64,599

Rubber & Plastics Footwear - 0.74%
791	Nike, Inc. Class B	67,014

Semiconductors & Related Devices - 2.03%
289	Broadcom Limited	71,305
1,254	Intel Corporation	59,301
1,186	Micron Technology, Inc. *	53,643
		184,249
Services-Advertising Agencies - 0.71%
2,817	The Interpublic Group of Companies	64,425

Services-Business Services, NEC - 2.21%
390	Accenture Plc. *	66,378
605	Fidelity National Information	65,987
532	Global Payments, Inc. *	67,777
		200,142
Services-Commercial, Physical & Biological Research - .72%
506	IQVIA Holdings, Inc. *	65,648

Services-Computer Proccesing & Data Preparation - 0.74%
1,262	CoreLogic, Inc. *	62,355
719	DXC Technology Company	67,241
829	Fiserv, Inc. *	68,293
		197,889
Services-Computer Programming Services - 0.71%
969	Amdocs Ltd.	63,935
6,134	Infosys Ltd. *	62,383
		126,318
Services-Equipment Rental & Leasing, NEC - 0.76%
422	United Rentals, Inc. *	69,039

Services-General Medical & Surgical Hospitals, NEC - 0.76%
493	HCA Holdings, Inc.	68,586

Services-Miscalleneous Business Services - 0.64%
1,649	Johnson Controls International	57,715

Services-Prepackaged Software - 0.72%
553	Check Point Software Technologies Ltd.	65,072

Special Industry Machinery (No Metalworking Machinery) - 0.68%
1,431	Pentair Plc.	62,034

State Commercial Banks - 1.32%
2,085	Fifth Third Bancorp.	58,213
1,447	Great Western Bancorp.	61,049
		119,262
Telegraph & Other Message Communications - 0.67%
734	J2 Global, Inc.	60,812

Telephone Communicatins (No Radio Telephone) - 2.20%
1,944	AT&T, Inc.	65,280
3,303	Centurylink, Inc.	70,024
1,196	Verizon Communications, Inc.	63,854
		199,158
Transportation Services - 0.72%
752	GATX Corp.	65,116

Wholesale - Drugs Proprietaries & Druggists' Sundries - .00%
1,049	Herbalife Nutrition Ltd. *	57,223

Wholesale - Electronic Parts & Equipment, NEC - 1.35%
1,415	Avnet, Inc.	63,350
672	TE Connectivity Ltd.	59,089
		122,439
Wholesale-Groceries & Related Products - .74%
226	Domino's Pizza, Inc.	66,625

TOTAL COMMON STOCK (Cost $7,833,849) - 83.17%		7,532,105

CORPORATE BONDS - .73%

Financials - Investment Management- .73%
8,986	Prospect Capital Corp.	65,867
TOTAL CORPORATE BONDS (Cost $62,338) - .73%		65,867

EXCHANGE TRADED FUNDS - 5.62%
3,959	iShares 10-20 Year Treasury Bond ETF	509,009
TOTAL EXCHANGE TRADED FUNDS (Cost $514,659) - 5.62%		509,009

LIMITED PARTNERSHIPS - .69%

Bituminous Coal & Lignite Serface Mining - 0.69%
3,058	Alliance Resource Partners L.P.	62,383

Investment Advice - .76%
2,249	Alliance Bernstein Holding L.P.	68,482

Motor Vehicle Parts & Accessories - .62%
789	Icahn Enterprises L.P.	55,798

TOTAL LIMITED PARTNERSHIPS (Cost $166,461) - 2.06%		186,663

VENTURE CAPITAL FUND - 2.70%
203,638	Moneta Ventures Fund II L.P.*(a)(b)	244,930
TOTAL VENTURE CAPITAL FUND (Cost $203,638) - 2.70%		244,930

REAL ESTATE INVESTMENT TRUSTS - 5.41%
1,862	Blackstone Mortgage Trust, Inc.	62,396
2,422	CoreCivic, Inc.	58,927
2,191	Hospitality Properties Investment Corp.	63,188
3,455	New Residential Investment Corp.	61,568
2,763	RLJ Lodging Trust	60,869
604	SL Green Realty Corp.	58,908
986	Taubman Centers, Inc.	58,992
1,609	UDR, Inc.	65,052
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $496,433) - 5.41%		489,900

MONEY MARKET FUND - .16%
14,495	Federated Institutional Prime Obligations Fund - Institutional Class 2.14% **	14,499
TOTAL MONEY MARKET FUND (Cost $14,499) - .16%		14,499

TOTAL INVESTMENTS (Cost $9,291,877) - 99.85%		$ 9,042,973

OTHER ASSETS LESS LIABILITIES - 0.15%		13,437

NET ASSETS - 100.00%		$ 9,056,410

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at September 30, 2018.
*** Level 2 Security. Security was being fair value priced at September 30, 2018.
**** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,291,877 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $531,246
Gross Unrealized Depreciation ($780,150)
Net Unrealized Depreciation ($248,904)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Quantitative Strategies Fund

At September 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,291,877 amounted to $248,904, which consisted of aggregate gross unrealized appreciation of $531,246 and aggregate gross unrealized depreciation of $780,150.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$7,532,105	$0	$0	$7,532,105
Corporate Bonds		$0	$65,867	$0	$65,867
Exchange Traded Funds		$509,009	$0	$0	$509,009
Limited Partnerships		$186,663	$0	$0	$186,663
Venture Capital Fund		$0	$0	$244,930	$244,930
Real Estate Investment Trusts		$489,900	$0	$0	$489,900
Money Market Fund		$14,499	$0	$0	$14,499
Investments at Market		$8,717,677	$65,867	$244,930	$9,042,973

	AmericaFirst Seasonal Rotation Fund
	Schedule of Investments
	September 30, 2018

Shares		Value

CORPORATE BONDS - 24.46%

Asset Management - 6.10%
500,000	Apollo Management Holdings L.P. 5.00%, 3/15/2048	$ 485,092

Integrated Oils - 5.60%
500,000	Petroleos Mexicanos 6.375%, 1/23/2045	463,000

Retail-Home Furniture, Furnishings & Equipment - 4.92%
500,000	Bed Bath & Beyond, Inc. 4.915%, 8/01/2034	372,340

Services-Prepackaged Software - 7.14%
600,000	Microsoft Corp. 3.950%, 8/08/2056	586,986

TOTAL CORPORATE BONDS (Cost $1,908,710) - 24.46%		1,907,418

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 73.45%

U.S. Treasury Bonds - 70.38%
2,000,000	U.S. Treasury Strip Principal 0.00%, 8/15/2047	798,490
2,000,000	U.S. Treasury Strip Coupon 0.00%, 2/15/2034	1,221,712
2,000,000	U.S. Treasury Strip Coupon 0.00%, 5/15/2028	1,479,338
2,000,000	U.S. Treasury Strip Coupon 0.00%, 11/15/2037	1,080,380
2,000,000	U.S. Treasury Strip Coupon 0.00%, 2/15/2043	908,498
		5,488,418
Federal Farm Credit Bank - 3.07%
250,000	Federal Farm Credit Bank 2.66%, 8/21/2025	239,092

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $5,768,689) - 73.45%		5,727,510

MONEY MARKET FUND - 1.91%
148,281	Federated Institutional Prime Obligations Fund - Institutional Class 2.14% **	148,325
TOTAL MONEY MARKET FUND (Cost $148,325) - 1.91%		148,325

TOTAL INVESTMENTS (Cost $7,825,724) ** - 100.05%		$ 7,783,253

LIABILITIES IN EXCESS OF OTHER ASSETS - -0.05%		($3,926)

NET ASSETS - 100.00%		$ 7,779,327

* Variable rate security; the money market rate shown represents the seven day yield at September 30, 2018.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,825,724 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $15,693
Gross Unrealized Depreciation ($132,686)
Net Unrealized Depreciation ($116,993)
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $7,825,724 amounted to $116,993, which consisted of aggregate gross unrealized appreciation of $15,693 and aggregate gross unrealized depreciation of $132,686.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Corporate Bonds		$0	$1,907,418	$0	$1,907,418
U.S. Government Agencies & Obligations		$0	$5,727,510	$0	$5,727,510
Money Market Fund		$148,325	$0	$0	$148,325
Investments at Market		$148,325	$7,634,928	$0	$7,783,253

	AmericaFirst Tactical Alpha Fund
	Schedule of Investments
	September 30, 2018

Shares		Value

COMMON STOCK - 70.48%

Agriculture Chemicals - 2.00%
2,799	CF Industries Holdings	$ 152,378

Aircraft Engines & Engine Parts - 2.03%
1,669	Heico Corp.	154,566

Chemicals & Allied Products - 1.56%
1,363	FMC Corp.	118,826
3,999	Huntsman Corporation	108,893
		227,719
Commercial Printing - 1.53%
853	Cimpress N.V. *	116,528

Crude Petroleum & Natural Gas - 6.88%
748	CNOOC Ltd.	147,760
3,202	Eni SpA	120,587
7,669	Range Resources Corp. *	130,296
11,123	QEP Resources, Inc.	125,913
		524,556
Dental Equipment & Supplies - 1.37%
2,765	Dentsply Sirona, Inc.	104,351

Fabricated Structural Metal Products - 2.08%
982	Proto Labs, Inc. *	158,839

General Industrial Machinery & Equipment - 2.09%
903	Zebra Technologies Corp. *	159,678

Gold & Silver Ores - 1.29%
36,417	Kinros Gold Corp. *	98,326

Heavy Construction Other Than Building Construction - 3.64%
4,095	Hitachi, Ltd.	277,600

Industrial Instruments For Measurement, Display & Control - 1.91%
2,201	Keysight Technologies, Inc. *	145,882

Industrial Organic Chemicals - 1.68%
1,246	LyondellBasell Industries NV	127,728

Life Insurance - 3.71%
5,740	Tokio Marine Holdings, Inc. ADR *	282,953

Metal Mining - 1.53%
7,839	Vale S.A. ADR *	116,331

Mineral Royalty Traders - 1.51%
1,491	Royal Gold, Inc.	114,896

Motor Vehicles & Passenger Car Bodies - 1.59%
972	Toyota Motor Corp.	120,868

Natural Gas Transmission - 1.69%
7,814	EnLink Midstream, Llc.	128,540

Paper Mills - 3.11%
2,245	International Paper Company	110,342
3,746	KapStone Paper & Packaging Corp.	127,027
		237,369
Petroleum Refining - 5.07%
2,738	BP Plc.	126,222
1,494	Exxon Mobil Corporation	127,020
4,723	Equinor ASA ADR	133,188
		386,430
Pharmaceutical Preparations - 5.34%
10,892	Endo International Plc. *	183,312
30,891	OPKO Health, Inc. *	106,883
1,656	Perrigo Company Plc.	117,245
		407,440
Retail - Department Stores - 1.89%
886	Burlington Stores, Inc. *	144,347

Services - Business Services, Nec - 1.50%
3,072	Ctrip.com International Ltd. A *	114,186

Services - Computer Programming Services - 1.78%
13,354	Infosys Ltd. ADR *	135,810

Services - Computer Programming, Data Processing, Etc. - 3.60%
508	Baidu, Inc. ADR *	116,170
1,320	Wix.com Ltd. *	158,004
		274,174
Services - Help Supply Services - 2.16%
1,393	Insperity, Inc.	164,304

Services - Management Services - 2.08%
3,472	Premier, Inc. A *	158,948

Services - Prepackaged Software - 2.47%
1,214	Paycom Software, Inc. *	188,668

Wholesale - Groceries & Related Products - 1.97%
510	Domino's Pizza, Inc.	150,348

TOTAL COMMON STOCK (Cost $5,176,409 ) - 70.48%		5,373,763

EXCHANGE TRADED FUNDS - 17.65%
50,694	Invesco DB Oil Fund *	683,355
34,609	ProShares Short MSCI Emerging Markets	662,416

TOTAL EXCHANGE TRADED FUNDS (Cost $1,270,996) -17.65%		$ 1,345,771

LIMITED PARTNERSHIPS - 1.59%

Services - Miscellaneous Amusement & Recreation - 1.59%
2,330	Cedar Fair LP	121,346
TOTAL LIMITED PARTNERSHIPS (Cost $123,113) - 1.59%		121,346

VENTURE CAPITAL FUND - 2.14%
135,758	Moneta Ventures Fund II L.P.*(a)(b)	163,286
TOTAL VENTURE CAPITAL FUND (Cost $135,758) - 2.14%		163,286

MONEY MARKET FUND -7.99%
609,331	Federated Institutional Prime Obligations Fund - Institutional Class 2.14% **	$ 609,514

TOTAL MONEY MARKET FUND (Cost $609,517) -7.99%		$ 609,514

TOTAL INVESTMENT (Cost $7,315,793) - 99.86%		$ 7,613,680

LIABILITIES IN EXCESS OF OTHER ASSETS (.14%)		10,625

NET ASSETS - 100.00%		$ 7,624,305

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at September 30, 2018.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,315,793 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $473,358
Gross Unrealized Depreciation ($175,471)
Net Unrealized Appreciation $297,888
ADR - American Depositary Receipt
ADS - American Depositary Share
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,315,793 amounted to $297,888, which consisted of aggregate gross unrealized appreciation of $473,358 and aggregate gross unrealized depreciation of $175,470.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$5,373,763	$0	$0	$5,373,763
Exchange Traded Funds		$1,345,771	$0	$0	$1,345,771
Limited Partnerships		$121,346	$0	$0	$121,346
Venture Capital Fund		$0	$0	$163,286	$163,286
Money Market Fund		$609,514	$0	$0	$609,514
Investments at Market		$7,450,394	$0	$163,286	$7,613,680

	AmericaFirst Income Fund
	Schedule of Investments
	September 30, 2018

Shares		Value

COMMON STOCK - 35.08%

Computer Storage Devices- 3.57%
10,485	Seagate Technology Plc.	$ 496,465

Electric Services - 3.57%
7,058	Dominion Resources, Inc.	496,036

Investment Companies - 3.63%
29,376	Ares Capital Corporation	504,973

Motor Vehicles & Passanger Car Bodies - 2.76%
6,100	Daimler AG *	384,483

Pharmaceutical Preparations - 3.59%
5,277	Abbvie, Inc.	499,099

Retail - Family Clothing Stores - 3.65%
22,064	The Buckle, Inc.	508,575

Services - Advertising Agencies - 3.53%
6,709	WPP, Inc.	491,568

Telephone Communications- 3.63%
15,054	AT&T, Inc.	505,514
9,257	Verizon Communicatios, Inc.	494,231
		999,745
Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 3.60%
10,853	Macquarie Infrastructure Corporation	500,649

TOTAL COMMON STOCK (Cost $4,941,254) - 35.08%		4,881,593

CORPORATE BONDS - 34.42%

Electric Services - 1.01%
138,508	RGS AEGCO Funding Corp. 9.810%, 12/7/2021	140,956

Independent Oil & Gas - 3.57%
500,000	Noble Holding International Ltd. 8.681%, 1/15/2024	496,250
500,000	Weatherford International Ltd. 9.875%, 2/15/2024	490,000
500,000	Ypf Sociedad Anonima, 7.000% 12/15/2047	396,255
		1,382,505
Integrated Oils - 3.31%
500,000	Petrobras International 6.750%, 1/27/2041	460,000

Retail - Consumer Discretionary- 2.89%
500,000	Limited Brands, Inc. 7.600%, 7/15/2037	402,500

Retail - Supermarkets & Pharmacies- 3.13%
500,000	Albertsons , Inc. 7.750%, 6/15/2026	435,000

Telecommunication Services- 3.43%
500,000	Frontier Communications Corp. 9.250%, 7/1/2021	477,250

Telephone Communications- 3.59%
500,000	Embarq Corp. 7.995% 6/1/2036	500,000

Tobacco Products- 3.49%
500,000	Alliance One International, Inc. 9.875% 7/15/2021	485,625

Life Insurance- 3.64%
500,000	Genworth Financial, Inc. 7.625%, 9/24/2021	506,250

TOTAL CORPORATE BONDS (Cost $4,744,290) - 34.42%		4,790,086

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 6.60%

Foreign Government Bonds - 3.73%
500,000	Argentina Rep 7.125%, 7/06/2036 (Argentina)	398,750
10,000	Indonesia Rep 9.30%, 7/01/2020 (Indonesia)	10,525
500,000	Republic of Turkey 8.00%, 2/14/2034 (Turkey)	509,045
		918,320

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost $936,500) - 6.60%		918,320

Limited Partnerships - 14.66%

Bituminous Coal & Lignite Serface Mining - 3.78%
25,779	Alliance Resource Partners L.P.	525,892

Investment Advice - 3.60%
16,458	AllianceBernstein Holdings L.P.	501,146
13,608	The Blackstone Group L.P.	518,193
		1,019,339
Natural Gas Transmission - 3.56%
17,221	Enterprise Products Partners L.P.	494,759

TOTAL LIMITED PARTNERSHIPS (Cost $1,963,858) - 14.66%		2,039,990

REAL ESTATE INVESTMENT TRUSTS- 7.06%
20,035	CoreCivic, Inc.	487,451
27,778	New Residential Investment Corp.	495,004

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,018,882) - 7.06%		982,455

MONEY MARKET FUND -1.35%
187,876	Federated Institutional Prime Obligations Fund - Institutional Class 2.14% **	$ 187,933

TOTAL MONEY MARKET FUND (Cost $187,933) -1.35%		$ 187,933

TOTAL INVESTMENTS (Cost $13,792,719) ** - 99.17%		$ 13,800,377

LIABILITIES IN EXCESS OF OTHER ASSETS (.83%)		115,682

NET ASSETS- 100.00%		$ 13,916,059

* Variable rate security; the money market rate shown represents the seven day yield at September 30, 2018.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,792,719 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $225,380
Gross Unrealized Depreciation ($226,738)
Net Unrealized Depriciation ($1,358)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $13,792,719 amounted to $1,358, which consisted of aggregate gross unrealized appreciation of $225,380 and aggregate gross unrealized depreciation of $226,738.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$4,881,593	$0	$0	$4,881,593
Corporate Bonds		$0	$4,790,086	$0	$4,790,086
Foreign Government Agencies & Obligations		$0	$918,320	$0	$918,320
Limited Partnerships		$2,039,990	$0	$0	$2,039,990
Real Estate Investment Trusts		$982,455	$0	$0	$982,455
Money Market Fund		$187,933	$0	$0	$187,933
Investments at Market		$7,904,038	$5,708,406	$0	$13,800,377

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

* Rick Gonsalves

Chief Executive Officer

Date:  November 26, 2018

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Rick Gonsalves

*

       Rick Gonsalves, Chief Executive Officer

Date  November 26, 2018